Consolidated statement of changes in shareholders' equity - USD ($) $ in Thousands	Capital	Treasury shares	Share premium	Additional paid in capital	Retained earnings (cumulative deficit)	Accumulated other comprehensive income (loss)	Total attributable to Nexa's shareholders	Non-controlling interests	Total
Beginning balance at Dec. 31, 2015	$ 1,280,505			$ 1,616,158	$ (230,167)	$ (81,117)	$ 2,585,379	$ 943,096	$ 3,528,475
Total comprehensive income for the year
Net income for the year					93,167		93,167	17,342	110,509
Other comprehensive income (loss) for the year						8,032	8,032	6,085	14,117
Total comprehensive income (loss) for the year					93,167	8,032	101,199	23,427	124,626
Total contributions by and distributions to shareholders
Disbursements from equity transactions with non-controlling shareholders				(6,819)			(6,819)	(2,635)	(9,454)
Constitution of share premium	(350,000)		$ 350,000
Reimbursement of share premium			(69,931)				(69,931)		(69,931)
Dividend distribution					(959)		(959)	(9,396)	(10,355)
Issuance of new shares / Proceed from initial public offering, net of underwritter expenses	110,911		59,159				170,070		170,070
Put option of shares				(170,070)			(170,070)		(170,070)
Energy Assets compensation				(52,847)			(52,847)		(52,847)
Cancellation of the loan due by NEXA BR to VSA				15,717			15,717		15,717
Acquisition of shares from non-controlling shareholders				276,317	(84)		276,233	(478,148)	(201,915)
Total contributions by and distributions to shareholders	(239,089)		339,228	62,298	(1,043)		161,394	(490,179)	(328,785)
Ending balance at Dec. 31, 2016	1,041,416		339,228	1,678,456	(138,043)	(73,085)	2,847,972	476,344	3,324,316
Total comprehensive income for the year
Net income for the year					126,885		126,885	38,380	165,265
Other comprehensive income (loss) for the year					3,327	(4,271)	(944)	2,758	1,814
Total comprehensive income (loss) for the year					130,212	(4,271)	125,941	41,138	167,079
Total contributions by and distributions to shareholders
Reversion of Put Option				173,734			173,734		173,734
Capital reduction related to Pollarix acquisition				(87,711)			(87,711)		(87,711)
Purchase of Pollarix				(81,615)			(81,615)		(81,615)
Constitution of share premium	(928,596)		928,596
Reimbursement of share premium			(430,000)				(430,000)		(430,000)
Increase (decrease) in non-controlling interests, net				(366,197)			(366,197)	(38,280)	(404,477)
Increase in participation in associates				2,061			2,061	(2,061)
Dividend distribution					(3,781)		(3,781)	(55,073)	(58,854)
Issuance of new shares / Proceed from initial public offering, net of underwritter expenses	20,500		285,931				306,431		306,431
Total contributions by and distributions to shareholders	(908,096)		784,527	(359,728)	(3,781)		(487,078)	(95,414)	(582,492)
Ending balance at Dec. 31, 2017	133,320		1,123,755	1,318,728	(11,612)	(77,356)	2,486,835	422,068	2,908,903
Impact of the adoption of IFRS 9					(1,818)		(1,818)		(1,818)
At January 1, 2018 after impacts of IFRS 9 adoption	133,320		1,123,755	1,318,728	(13,430)	(77,356)	2,485,017	422,068	2,907,085
Total comprehensive income for the year
Net income for the year					74,860		74,860	16,116	90,976
Other comprehensive income (loss) for the year						(1,932)	(1,932)	(10,219)	(12,151)
Total comprehensive income (loss) for the year					74,860	(1,932)	72,928	5,897	78,825
Total contributions by and distributions to shareholders
Disbursements from equity transactions with non-controlling shareholders								(2,757)	(2,757)
Reimbursement of share premium			(80,000)				(80,000)		(80,000)
Repurchase of the Company's own shares		$ (1,352)					(1,352)		(1,352)
Total contributions by and distributions to shareholders		(1,352)	(80,000)				(81,352)	(2,757)	(84,109)
Ending balance at Dec. 31, 2018	$ 133,320	$ (1,352)	$ 1,043,755	$ 1,318,728	$ 61,430	$ (79,288)	$ 2,476,593	$ 425,208	$ 2,901,801